Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401
Telephone: 202-261-3300
Facsimile: 202-261-3333

February 28, 2005

Vincent J. Di Stefano
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Capstone Church Bond Fund ("Fund")
Registration Statement on Form N-2
File Numbers 333-120044; 811-21662
Filed October 28, 2004

Dear Mr. Stefano:

Following are our responses to your comments of December 7, 2004 regarding the Fund's Registration Statement on Form N-2. These responses are reflected in the attached pre- effective amendment filed pursuant to Rule 472 under the Securities Act of 1933.

General

1. Comment: The disclosure indicates that this will be a "best efforts" offering; yet the cover page does not contain the tables of information required for best efforts offerings by Instruction 5 to Item 1.1(g) of Form N-2. Please include the disclosure required by Instruction 5.

Response: Although the Fund's distributor is not committed to sell any particular amount of shares in the initial offering, the disclosure required by Instruction 5 to Item 1.1(g) is inappropriate for a closed-end interval fund such as the Fund, which has not set a minimum or maximum for the initial offering. Disclosure has been added to indicate that the Fund will sell shares to satisfy all purchase orders that meet the minimum initial investment requirement of at least $2000.

2. Comment: Please inform the staff of the information the Fund proposes to omit from the final pre-effective amendment pursuant to Rule 430A under the Securities Act.

Response: The Fund does not anticipate relying on Rule 430A.

3. Comment: It appears from the disclosure that the Consultant may be a control person of the Fund and, accordingly, that transactions between the Consultant and the Fund may be prohibited under Sections 17(a) and/or 17(d) of the Investment Company Act of 1940 ("1940 Act"). Please clarify the Consultant's relation to the Fund in light of Section 17.

Response: The California Plan of Church Finance ("CPCF, Inc.") is not a control person of the Fund. CPCF, Inc., founded in 1948, is a wholly owned subsidiary of the California Baptist Foundation of California. CPCF, Inc. specializes in facilitating financing arrangements for non-profit organizations that have a stated Christian mission. Its activities include underwriting church mortgage bonds. CPCF, Inc. is currently the largest underwriter of church mortgage bonds. Additionally, CPCF, Inc. arranges certain mortgage loans for such organizations. The concept of the Fund was developed through discussions between CPCF, Inc. and the Adviser, in which both firms recognized that investors who are interested in purchasing church-related securities might welcome an opportunity to diversify their investments through a vehicle such as the Fund.

CPCF, Inc.'s activities relevant to the Fund will be as follows: (a) CPCF, Inc. underwrites church mortgage bonds that may be purchased by the Fund, although the Fund may also purchase bonds from other underwriters, if available; (b) CPCF, Inc. plays a similar role in arranging loans for church-related entities that prefer to arrange for loan rather than bond financing; (c) CPCF, Inc. will reimburse the Adviser for a portion of the Fund's organization expenses, none of which will be borne by the Fund; (d) CPCF, Inc. will be retained by the Adviser to provide it with research on the church mortgage/loan market and to perform credit monitoring with respect to church mortgage bonds and church mortgage loans held by the Fund; (e) the Fund may, on occasion, make secondary market purchases of church mortgage bonds and some of such purchases may be from CPCF, Inc., which may be acting either as principal or agent; (f) CPCF, Inc. may, from time to time, be a purchaser of church mortgage bonds the Fund wishes to sell or may act as agent for another purchaser, although the Fund may sell to other purchasers it may identify or through other broker-dealers; (g) as broker-dealer under a dealer agreement with the Fund's underwriter, Capstone Asset Planning Company, CPCF, Inc. may transmit orders from its clients to purchase shares of the Fund and may act as broker-of-record for those accounts.

CPCF, Inc.underwriter/facilitator of church mortgage bonds and loans. CPCF, Inc. is a major underwriter of church mortgage bonds. Of the total annual church mortgage bond market (about $500 to $750 million annually), CPCF, Inc.'s share is one-third to one-half, or about $175 to 375 million annually. These bonds are purchased by individuals and institutions. The Fund, which will be only one such purchaser, expects to purchase about $4 to $5 million of church mortgage bonds monthly, or about $60 million annually. The Fund is not required to purchase any bonds from CPCF, Inc., although the Fund is likely to invest substantially in bonds underwritten by CPCF, Inc. due to the latter's significant share of the church bond market. The Fund may purchase bonds in initial offerings or in the secondary market. The Adviser will make all decisions regarding the Fund's portfolio transactions. When it considers the purchase of a bond in an initial underwriting, the Adviser will consider, among other things, the reliability of the underwriting criteria used by particular underwriters, as well as the relative attractiveness of other bonds that may be available in initial offerings or in the secondary market.

Reimbursement of organization expenses. Because of its role in seeking the organization of the Fund, for which it anticipated a market, CPCF, Inc. will reimburse the Adviser for a portion of the Fund's organization expenses, so that purchasers of Fund Shares in the initial offering will not be burdened with expenses to which later Fund investors would not be subject.

The credit-monitoring relationship. The Adviser expects to use a number of sources of research in evaluating securities the Fund holds or which the Adviser is considering for purchase, including various types of research on mortgage markets generally. Because of CPCF, Inc.'s expertise in the church mortgage bond and loan market and because no organization currently provides creditworthiness monitoring for church mortgage bonds or church mortgage loans, the Adviser does expect to retain CPCF, Inc. to provide it with information on developments in this market and to provide ongoing creditworthiness monitoring with respect to the church mortgage bonds and church mortgage loans held by the Fund for at least the first year of the Fund's operation. To the extent other reliable sources of these types of information are, or become, available, the Adviser will consider using these other sources, as well. The Adviser will use credit reports provided by CPCF, Inc., as well research it obtains from other sources, to help it determine the appropriate credit ratings to be assigned to the various bonds and loans held by the Fund. The credit ratings established by the Adviser, which it may modify from time to time, will be an input into the matrix pricing system used in valuing the Fund's portfolio instruments.

The purchaser/seller-of-bonds relationship. CPCF, Inc. is one of a number of firms that may offer to purchase or sell bonds in the secondary market These firms may act either as principal or agent in such transactions. Although the Fund expects to purchase most of its bond portfolio in initial offerings and does not expect to be an active trader of church mortgage bonds, it may purchase bonds in the secondary market or sell its portfolio bonds from time to time. Such transactions may be conducted with or through CPCF, Inc. or any other entity that engages in such transactions.

The broker-of-record relationship. The Fund will sell its shares through broker-dealers with whom it has entered into a selected dealer agreement. A dealer who sells Fund shares is entitled to a portion of the front-end sales charge applicable to Fund shares. The Fund also has a Service Plan that permits it to pay, for account maintenance and shareholder services performed with respect to accounts of Fund shareholders, a fee of up to 0.25% on an annual basis of the average daily net assets in those accounts. Any broker-dealer, including CPCF, Inc., whose clients invest in Fund shares would be eligible to receive a portion of the sales charge for shares they sell and this Service Fee with respect to accounts they maintain.

In conclusion, the 1940 Act defines "control" as the power to exercise a controlling influence over the management or policies of a company. The foregoing relationships do not, either individually or as a group, give CPCF, Inc. the power to "control" the Fund. The Fund's operations and policies are overseen by its Board of Directors, none of whom has any affiliation with CPCF, Inc. The Fund's Board of Directors has retained the Adviser to provide discretionary portfolio management for the Fund. The Adviser also has no affiliation with CPCF, Inc. CPCF, Inc. may gain some benefit from the Fund, both because the Fund will provide a new market for church-related obligations, of which CPCF, Inc. is a major underwriter and facilitator, and because CPCF, Inc. has the opportunity to earn Service Fees and portions of the sales charge when it acts as agent for customers who purchase Fund Shares. These benefits are in no way exclusive to CPCF, Inc. -- they are available to any other firm that is in a position to earn them. Moreover, there are no agreements between CPCF, Inc. and the Fund or the Adviser or affiliates of either that control or restrict the Fund, the Adviser or any of their affiliates in any way. We do not see a basis on which CPCF, Inc. could be deemed a control person of the Fund. Therefore there should be no grounds for imposing restrictions under Section 17(a) or 17(d) of the 1940 Act on transactions between the Fund and CPCF, Inc.

Prospectus Comments

Fees and Expenses of the Fund

4. Comment: Please base the percentages of "Annual Fund Operating Expenses" on amounts for the current fiscal year, rather than "the Fund's anticipated expenses during its first fiscal year."

Response: We are not sure what language you are referring to. The Fund is a new entity with no operating history. Thus, the only expenses it can disclose, other than fees that will be calculated as a percentage of the Fund's net assets (investment advisory and administration fees), must be estimated.

5. Comment: Please delete "#9" from the Maximum Sales load line item and the text of note 2 to the fee table.

Response: Comment accepted.

6. Comment: Please explain supplementally to us why the organization expenses and offering costs to be paid by the Fund are not included among the expenses shown in the fee table. Alternatively, include these items in the fee table.

Response: Organization expenses will not be paid by the Fund. They will be paid in part by CAMCO and in part by CPCF. There will be no offering costs in the nature of an underwriting fee. The Fund's shares will be sold through its distributor at no cost to the Fund. The distributor will, however, retain a portion of the sales charge paid by investors. The remainder of the sales charge will be reallowed to selling broker-dealers.

7. Comment: Please clarify that annual operating expenses are shown as a percentage of net assets attributable to common shares.

Response: Comment accepted.

8. Comment: Please clarify in note 5 to the fee table that Other Expenses are based on estimated amounts for the current fiscal year.

Response: Comment accepted.

9. Comment: Please disclose whether the Fund will pay the Consultant for distribution-related expenses.

Response: As noted in response to Comment No. 6, above, there will be no underwriting fees in connection with the offering of the Fund's shares. The Fund will not pay CPCF, Inc. for distribution-related expenses until and unless it applies for and receives exemptive relief to adopt a plan pursuant to Rule 12b-1, as disclosed in footnote 4 to the fee table. If such relief is obtained and the Fund adopts a Rule 12b-1 plan, CPCF, Inc., a registered broker-dealer, may be eligible to receive fees pursuant to the plan if it makes sales of Fund shares to its clients. Prior to the Fund's receipt of exemptive relief, if any, CPCF, Inc. may receive payments under the Fund's Service Plan with respect to shareholder accounting and information services that CPCF, Inc. provides to any of its customers who invest in shares of the Fund.

10. Comment: In the Example, replace "redemption" with "repurchase." Also, move the first sentence of the explanation following the Example to precede the Example.

Response: Comment accepted.

Summary

The Fund

11. Comment: The disclosure indicates the Fund will purchase bonds issued by "other Christian non-profit organizations." Please confirm that bonds issued by organizations other than churches will not count towards the 80% requirement of Rule 35d-1 under the 1940 Act. Please advise supplementally whether the Fund will diversify by religious denomination.

Response: We do not believe the meaning of "church" is confined to "house of worship." It is commonly used in a broader sense, to connote entities involved generally in a religious mission. For example, the Encyclopedia Britannica (www.britannica.com) has the following entry for "church:"

In Christian doctrine, the religious community as a whole, or an organized body of believers adhering to one sect's teachings.

Definitions of "church," as a noun, in Webster's New Twentieth Century Dictionary, Unabridged, Second Edition, include:

the collective body of Christians, composed of three great branches, the Roman Catholic, Protestant, and Orthodox Eastern;

a particular body of Christians united under one form of ecclesiastical government, in one creed, and using the same ritual and ceremonies;

the organized body of Christians in any particular district, city, state, or country...

As an adjective, the word "church" is defined in Webster's as:

pertaining to a church or to ecclesiastical matters;

having to do with organized Christian worship.

In an effort to reflect the above definitions, as well as your concerns under Rule 35d-1 under the 1940 Act, we have revised the definition of "church mortgage bond," as used in the Fund's registration statement, to provide as follows:

Church Mortgage Bonds are corporate debt securities issued by non-profit organizations that have a stated Christian mission, including local churches, denominations and associations, educational institutions, parachurch and other Christian mission-related organizations.

The Fund has no policy that would require it to diversify by religious denomination.

12. Comment: Please disclose the Fund's anticipated average portfolio maturity here.

Response: Comment accepted.

Investment Objectives Policies and Risks

13. Comment: Will the Fund borrow for leverage? If so, please disclose in this section and disclose the risks of leverage in all prospectus disclosure pertaining to risks of investing in the Fund.

Response: The Fund will borrow to make additional portfolio investments, as indicated in the "Special Risk Considerations" section. Disclosure concerning the risks of leveraging has been added also to the Prospectus Summary section.

14. Comment: Please disclose the percentage of Fund assets to be invested in derivatives, and whether income from those investments will be fully taxable. Also summarize the attendant risks in this section.

Response: Investment in derivatives is not a principal investment strategy of the Fund. Investments in derivatives, including premiums paid for options and margin deposits on futures contracts and similar payments, are not expected to exceed 5% of the Fund's net assets. Risk disclosure has been added.

15. Comment: Please summarize in this section the risks associated with rising real interest rates.

Response: Comment accepted. The requested disclosure has been added.

16. Comment: Please disclose in this section that the Fund may use hedging techniques, lend portfolio securities, participate in repurchase agreements and sell securities on a "when issued" and "delayed delivery" basis.

Response: Comment accepted.

Share Repurchases

17. Comment: Please disclose how the Fund intends to comply with the liquidity requirements for interval funds set forth in Rule 23c-3(b)(9) under the 1940 Act.

Response: Comment accepted (we assume you are referring to the liquidity requirements of Rule 23c-3(b)(10)). The requested disclosure has been added.

18. Comment: Please replace the term "redemption fee" with "repurchase fee."

Response: Comment accepted.

Use of Proceeds

19. Comment: Please describe the "other operating purposes contemplated by the Prospectus" for which the proceeds from this offering will be used.

Response: The disclosure has been clarified to refer to "operating expenses."

Investment Objectives and Policies

20. Comment: Disclosure in the fee table indicates the Fund may leverage through borrowing, yet the prospectus contains no information regarding the Fund's leverage policy or strategies, or the risks to common shareholders of leveraging through borrowing or the issuance of preferred shares. Please clarify whether the Fund will leverage, and disclose all attendant risks to common shareholders. In the event the Fund intends to use debt for leverage, include the expenses associated with interest payments on the borrowed funds in the fee table. Also, disclose the maximum percentage of total assets the Fund will borrow.

Response: We have added a reference to leverage and borrowing under "Investment Objectives and Policies," with a cross-reference to expanded disclosure under "Fund Borrowings and Leverage" to address this comment. The Fund has not adopted a limit on borrowing, beyond the limits set by the 1940 Act. We have added estimated costs of borrowing to the Fee Table.

21. Comment: The prospectus contains no disclosure regarding the Fund's credit quality strategy or the anticipated average credit quality of the Fund's portfolio. Please clarify. If the Fund will invest in below investment grade, or "junk" bonds, please so indicate, and disclose all risks attendant with such securities. Also disclose the percentage of Fund assets to he invested in below investment grade debt.

Response: Church mortgage bonds and church mortgage loans are not rated by any of the nationally recognized securities rating organizations. The Fund does not intend to purchase instruments that would be of a credit quality comparable to "below investment grade." We have attempted to clarify the disclosure regarding credit ratings and have provided risk disclosure for BBB/Baa obligations.

22(a). Comment: Since the average maturity of the Fund's portfolio will be approximately twenty years, please disclose the enhanced risk of volatility present with securities of longer maturities.

Response: Comment accepted.

22(b). Comment: Also discuss the interest rates of church bonds in relation to rates on other types of bonds.

Response: Since church mortgage bonds do not have an active secondary market and are illiquid, they are typically issued with yields that are higher than corporate bonds of a similar credit quality.

23. Comment: Will the Funds' investments in church mortgage loans count towards the 80% requirement of Rule 35d-1 under the 1940 Act? If so, please advise us supplementally of the legal basis for the Fund's position. Also, please clarify whether investments in church mortgage loans are riskier than church bonds and, if so, disclose the nature of the enhanced risks.

Response: As indicated under "Church Mortgage Loans" in the Prospectus, the Fund's investments in these instruments is limited to 20%. They are not intended to count toward the 80% requirement under Rule 35d-1. We have expanded the risk disclosure regarding church mortgage loans.

24. Comment: The disclosure here indicates the Fund may invest up to 20% of total assets in church mortgage loans and other assets, yet Rule 35-d disclosure in the Summary refers to net assets. Please correct this inconsistency.

Response: Comment accepted.

25. Comment: Will the Fund invest in adjustable rate securities? If so, please so disclose, and also disclose all attendant risks.

Response: The church mortgage bonds and church mortgage loans in which the Fund will invest have fixed interest rates. Although the Fund's short-term cash management investments may include adjustable rate instruments, we do not believe this will constitute a "risk" and therefore have not added risk disclosure for this.

26. Comment: Please expand the discussion of the church mortgage bond market to include a more detailed description of the size of the market, availability of new issues and the nature of the secondary market. Disclose who originates the bonds (e.g., will the Fund be engaged in underwriting the Consultant's securities?), how the bonds arc collateralized, the bonds' degree of liquidity and default rates. Also disclose the number of pricing sources and principal underwriters in the market other than the Consultant, as well as the market share of the Consultant.

Response: We have added the requested disclosure.

27. Comment: It appears from the disclosure that the Consultant is actually an investment advisor or sub-adviser. If so, why is the name "Consultant" used in the disclosure? If the Consultant is not an adviser, why are there asset level breakpoints in the Consultant's fee structure? Did the Fund's board approve the Consultant's contract? If So, why is the approval process not discussed in the Statement of Additional information? Clarify that the Consultant will have a conflict of interest in providing ratings analyses for these bonds, and explain what, if anything, will be done to resolve the conflict. Does the Adviser participate at all in portfolio selection?

Response: Please see our response to Comment #3, above. None of the activities described in that response involve the provision of investment advice. The Adviser selects portfolio investments for the Fund from those available in a market that is, admittedly, thin. CPFP, Inc., an organization that is entirely independent of the Adviser, is the most substantial underwriter of church mortgage bonds. CPCF, Inc. is also involved in facilitating church mortgage loans. Because the Fund is designed to invest in bonds and loans of this type, it cannot avoid purchasing bonds underwritten by CPFP, Inc. in substantial amounts, although the Fund is not required to do so. The Fund is also likely to acquire church mortgage loans facilitated by CPCF, Inc., although there is no requirement for the Fund to do so. Although a substantial proportion of obligations in which the Fund invests are likely to be underwritten or facilitated by CPCF, Inc. there is no restriction that would prevent the Adviser from purchasing appropriate obligations that are underwritten or facilitated by others, to the extent such obligations are available. It is possible that the presence of the Fund as an ongoing purchaser of church-related obligations may encourage some expansion of the market for these instruments, but there can be no assurance that this will occur. Thus, under present conditions, the Fund is likely to invest heavily in church mortgage bonds or loans that are underwritten or facilitated by CPCF, Inc., but the specific instruments in which the Fund will invest and any decisions to sell such instruments are made solely by the Adviser.

28. Comment: Since no income accrues to the Fund on "when issued" and "delayed delivery" transactions prior to the date the Fund takes delivery of the securities, why does the Fund enter into such transactions?

Response: We have revised the disclosure in this section to clarify that, between the date the Fund commits to purchase securities on a when issued or delayed delivery basis, the Fund maintains an amount to cover the purchase price in a segregated account consisting of cash and liquid securities that earn interest for the Fund. Additionally, disclosure has been added that the Adviser will enter into these transactions only when they appear to be attractive for the Fund relative to other possibilities at the time.

Special Risk Considerations

29. Comment: Please discuss the risks of default in greater detail. What will the Fund do in the event of default? Are there restrictions on the Fund's ability to liquidate collateral?

Response: We have added the requested disclosure under "Special Risk Considerations - Borrower Credit Risk."

Taxation

30. Comment: Please clarify whether the Fund has qualified as a regulated investment company under Subchapter M of the Internal Revenue Code.

Response: We have clarified the disclosure to indicate that the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.

Repurchase of Shares

31. Comment: In the first paragraph of this section, please delete language indicating shareholders will redeem shares and replace it with language indicating the Fund will repurchase shares.

Response: Comment accepted.

Plan of Distribution

32. Comment: Please disclose the underwriting fees the Distributor will receive in connection with this offering. Will the Consultant or an affiliate of the adviser be paid a distribution fee? If so, please disclose.

Response: The Distributor will not receive underwriting fees in connection with this offering. The Fund has not obtained exemptive relief to permit it to pay distribution fees. It does, however, have a non-12b-1 Service Plan that would permit payments to the Distributor, or to broker-dealers (which may include CPCF, Inc.) with respect to Fund accounts opened by their customers. Such fees may not exceed 0.25% annually of the average daily net assets held in such accounts.

Statement of Additional Information

Investment Restrictions

33. Comment: Please explain in the narrative the meaning of the phrase "amounts not exceeding the asset coverage tests established by Section 18(f) of the 1940 Act or as otherwise permitted by law" as it pertains to the Fund's fundamental policy on issuing senior securities.

Response: The senior securities restriction has been modified to refer to Section 18 (not Section 18(f)). The requested narrative has been added.

34. Comment: Please disclose whether the fund will meet the requirements of Section 851 of the Internal Revenue Code.

Response: The disclosure has been modified to indicate that the Funds intends to elect and qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Subchapter M includes Section 851.

Annual Approval of Investment Advisory Agreement

35. Comment: This disclosure does not contain a reasonably detailed discussion of the material factors that formed the basis for the board of directors approving the investment advisory contract. Please include this information in the disclosure. See Instruction to Item 18.13 of Form N-2.

Response: The requested disclosure has been added.

Portfolio Transactions

36. Comment: With whom will the Adviser negotiate transactions for the purchase or sale of securities on behalf of the Fund?

Response: It is anticipated that the Fund will purchase most of its church mortgage bond investments in initial public offerings at the public offering price. The Fund's purchases in the secondary market will be at prices deemed by the Adviser to be reasonable based on the values the Adviser places on similar instruments in the Fund's portfolio. These prices will be negotiated with sellers of the applicable instruments, which may include CPCF, Inc. as well as other firms that may sell such instruments as agent or principal. Church mortgage loans will be purchased at prices deemed reasonable based on factors comparable to those used by the Adviser in evaluating church mortgage bond investments. Prices for these instruments are determined in a manner comparable to that for other forms of debt securities, using factors such as coupon, term, credit quality, and current rates for U.S. Treasury securities and corporate bonds.

Net Asset Value

37. Comment: How dependent on the Consultant will the Board be when valuing church mortgage bonds?

Response: The Adviser and Fund accounting agent will use a matrix-type process for valuing church mortgage bonds. Prices will be determined based on the Bonds' coupon, term, credit quality, and current rates for U.S. Treasury securities, spreads between U.S. Treasury and corporate bonds, risk premium, and bid/ask spreads. CPCF, Inc. will be retained by the Fund to monitor, for church mortgage bonds and church mortgage loans in the Fund's portfolio, the creditworthiness of the issuers and the value of the collateral, and to report its findings to the Adviser. The Adviser will supplement this research with research of its own, ranging from general research on the bond market and economy to selected site visits to issuers of obligations held by the Fund. The Adviser will use credit information provided by CPCF, Inc., as well as its own research, to determine the appropriate credit rating to assign to each church mortgage bond and church mortgage loan for purposes of valuing the instruments, as well as in making purchase and sale decisions for the Fund. The Adviser's determinations as to credit rating, will be fed, along with other relevant data, into the matrix used for purposes of pricing the Fund's portfolio instruments. Thus, the Adviser will be dependent on CPCF, Inc. only for assistance in credit monitoring of its church mortgage bonds and loans, because this information is not currently available from nationally recognized statistical rating organizations. However, the final determination of the appropriate credit rating for each instrument is made by the Adviser. As noted, credit rating is only one of the factors that will be used in valuing the Fund's portfolio instruments.

38. Comment: Please advise us if you have submitted or expect to submit an exemptive application or no action request in connection with your registration statement.

Response: It is likely that the Fund will submit an application for exemptive relief to permit it to issue multiple classes of shares and to impose an asset-based distribution fee on certain of those classes of shares.

* * *

We believe that the foregoing responds fully to your comments of December 7, 2004. We do not intend to submit a request for acceleration until you have had a chance to review these comments and let us know any further comments.

Yours truly,

Olivia P. Adler